Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair value of financial instruments
Summary of information about financial assets and liabilities measured at fair value

	2024
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements
Financial assets at fair value through profit or loss
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	370	370
Financial assets at fair value through other comprehensive loss
Equity securities
Publicly traded mining exploration and development companies
Precious metals	2,706	—	—	2,706
Other minerals	7,257	—	—	7,257
	9,963	—	370	10,333

	2023
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements
Financial assets at fair value through profit or loss
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	4	4
Financial assets at fair value through other comprehensive loss
Equity securities
Publicly traded mining exploration and development companies
Precious metals	5,739	—	—	5,739
Other minerals	13,650	—	—	13,650
	19,389	—	4	19,393

Schedule of the changes in the Level 3 investments

	2024	2023
	$	$

Balance – Beginning of year	4	18
Acquisitions	298	—
Change in fair value (i)	68	(14)
Balance – End of year	370	4
(i)Recognized in the consolidated statements of loss under Other (expense) income, net.